Financial Instruments - Additional Information (Details) - Toledo Spirit time-charter derivative $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 17	$ 18
Measurement Input, Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative input	0.095		0.084